UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Preferred Shares [Member] Series B Preferred Shares [Member]	Common Shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Due from Stockholder [Member]	Former Parent Company Investment [Member]	(Accumulated deficit)/Retained earnings [Member]	Total		Series A Preferred Shares [Member]
Beginning balance at Dec. 31, 2024	$ 0	$ 1	$ 0	$ 0	$ (1)	$ 21,111,822	$ 0	$ 21,111,822
Beginning balance (in shares) at Dec. 31, 2024	0	1,000
Beginning balance (in shares) at Dec. 31, 2024			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	$ 0	0	0	573,218	(139,435)	433,783	[1]
Comprehensive income	0	0	0	0	0	573,218	(139,435)	433,783	[1]
Net increase in Former Parent Company Investment	0	0	0	0	0	329,618	0	329,618
Cancellation of common shares due to Spin-Off	$ 0	$ (1)	$ 0	0	1	0	0	0
Cancellation of common shares due to Spin-Off (in shares)	0	(1,000)	0
Capitalization at Spin-Off, including Issuance of capital and preferred stock, net of costs	$ 40	$ 32	$ 0	5,692,854	0	(22,014,658)	0	(16,321,732)
Capitalization at Spin-Off, including Issuance of capital and preferred stock, net of costs (in shares)	40,000	31,823	0
Issuance of common shares pursuant to registered equity offerings	$ 0	$ 48	$ 0	15,017,449	0	0	0	15,017,497
Issuance of common shares pursuant to registered equity offerings (in shares)	0	48,106	0
Dividend on Series A preferred shares	$ 0	$ 0	$ 0	0	0	0	(106,944)	(106,944)
Ending balance at Jun. 30, 2025	$ 40	$ 80	$ 0	20,710,303	0	0	(246,379)	20,464,044
Ending balance (in shares) at Jun. 30, 2025	40,000	79,929
Ending balance (in shares) at Jun. 30, 2025			0
Beginning balance at Dec. 31, 2024										$ 0
Beginning balance (in shares) at Dec. 31, 2024										0
Increase (Decrease) in Temporary Equity [Roll Forward]
Capitalization at Spin-Off, including Issuance of capital and preferred stock, net of costs										$ 25,877,180
Capitalization at Spin-Off, including Issuance of capital and preferred stock, net of costs (in shares)										2,000,000
Ending balance at Jun. 30, 2025										$ 25,877,180
Ending balance (in shares) at Jun. 30, 2025										2,000,000
Beginning balance at Dec. 31, 2024	$ 0	$ 1	$ 0	0	(1)	21,111,822	0	21,111,822
Beginning balance (in shares) at Dec. 31, 2024	0	1,000
Beginning balance (in shares) at Dec. 31, 2024			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common shares								$ 100,000
Repurchase of common shares (in shares)								2,058
Ending balance at Dec. 31, 2025	$ 40	$ 187	$ (130,548)	31,576,581	0	0	(976,693)	$ 30,469,567
Ending balance (in shares) at Dec. 31, 2025	40,000	187,049
Ending balance (in shares) at Dec. 31, 2025			(2,058)					2,058
Beginning balance at Dec. 31, 2024										$ 0
Beginning balance (in shares) at Dec. 31, 2024										0
Ending balance at Dec. 31, 2025								$ 25,877,180		$ 25,877,180
Ending balance (in shares) at Dec. 31, 2025										2,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	$ 0	0	0	0	6,099,699	6,099,699	[1]
Comprehensive income	0	0	0	0	0	0	6,099,699	6,099,699	[1]
Redemption of fractional shares	0	$ 0	$ 0	0	0	0	0	0
Redemption of fractional shares (in shares)		(19)	0
Exercise of pre-funded warrants (Note 6)	0	$ 68	$ 0	(68)	0	0	0	0
Exercise of pre-funded warrants (Note 6) (in shares)		68,445	0
Issuance of common shares pursuant to ATM (Note 6)	$ 0	$ 396	$ 0	16,259,829	0	0	0	16,260,225
Issuance of common shares pursuant to ATM (Note 6) (in shares)	0	395,774	0
Repurchase of common shares pursuant to self-Tender offer (Note 6)	$ 0	$ (67)	$ 0	(3,139,292)	0	0	0	(3,139,359)
Repurchase of common shares pursuant to self-Tender offer (Note 6) (in shares)	0	(66,667)	0
Repurchase of common shares			$ 130,548
Repurchase of common shares (in shares)			2,058
Cancellation of common shares pursuant to share repurchase program	$ 0	$ (2)		(130,546)	0	0	0	0
Cancellation of common shares pursuant to share repurchase program (in shares)	0	(2,058)
Dividend on Series A preferred shares	$ 0	$ 0	$ 0	0	0	0	(250,000)	(250,000)
Ending balance at Jun. 30, 2026	$ 40	$ 582	$ 0	$ 44,566,504	$ 0	$ 0	$ 4,873,006	$ 49,440,132
Ending balance (in shares) at Jun. 30, 2026	40,000	582,524
Ending balance (in shares) at Jun. 30, 2026			0					0
Ending balance at Jun. 30, 2026								$ 25,877,180		$ 25,877,180
Ending balance (in shares) at Jun. 30, 2026										2,000,000

[1]	For the six months ended June 30, 2026, “Gain on sale of vessel” amounting to $6,206,743 is included in the accompanying unaudited interim condensed consolidated statements of comprehensive income.